STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net earnings (loss)	$ (17)	$ (5)	$ 28
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Change in unrealized gains (losses), net of reclassification adjustment	(12)	9	(74)
Total other comprehensive income (loss), net of income taxes	(12)	9	(74)
Comprehensive Income (Loss)	$ (29)	$ 4	$ (46)